NVIT International Equity Fund Investment Objectives and Goals - NVIT International Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary:NVIT International Equity Fund
Objective [Heading]	Objective
Objective, Primary [Text Block]	The NVIT International Equity Fund seeks long-term capital growth by investing primarily in equity securities of companies located in Europe, Australasia, the Far East and other regions, including developing countries.